RNC
                                   MUTUAL FUND
                                   GROUP, INC.


Dear Fellow Shareholders:

         The RNC Equity Fund seeks above average long term capital appreciation consistent with reasonable stock market risk. The Fund consists of a diversified portfolio of primarily large capitalization U.S. common stocks. Emphasis is on high quality companies that typically dominate their markets, have recognizable brand names or provide a readily identifiable service and have a high degree of earnings visibility and stability. In general, the Fund's portfolio will be characterized by a lower Price to Earnings (P/E) ratio, a higher growth rate in earnings and a higher return on equity (ROE) than the S&P 500 Index.

         The RNC Equity Fund's initial start date of November 1, 1996 coincided with a surging equity market that appreciated some 7.7% in the month of November alone followed by a decline of 2.0% in the S&P 500 in December mostly occasioned by Mr. Greenspan's remarks regarding the "irrational" strength of the stock market. After rising to a 10% by mid-February, the market declined sharply toward quarter end due to renewed concerns about Fed tightening and finished with a modest positive gain. Earlier in the year, it became apparent that the market had risen to an unsustainable valuation when compared with both the bond market and the prospects for future earnings. Fed action to tighten at quarter end only magnified the corrective process already underway. Despite the rising short term volatility of the market, the RNC Equity Fund returned a net of 1.6% for the five months ending March 31, 1997 versus the S&P 500 return of 8.4% for the same period. In large part, the shortfall in performance is attributable to a fairly constant flow of new money into the Fund, the Fund's relatively small size at inception and the usual high level of expenses associated with any new fund. However, the Fund return for the first quarter of 0.5% was more in line with the market and with more seasoned funds of similar objectives.

         A modest degree of cash has been raised and maintained in the Fund to further reduce risk as well as to have funds available to purchase outstanding companies at more reasonable price levels that occur during periods of more volatile markets.

         In order to raise cash, various positions, particularly in the Technology Sector, were either eliminated or reduced. During corrections, market leadership tends to rotate. The Technology Sector, which had been a bellwether sector throughout the 1995-1996 period, has been undergoing a sharp reduction in valuation relative to the market which may continue. Sectors we favor include the Financials, where low relative valuation along with strong earnings and dividend growth, is expected to offset adverse market psychology caused by higher interest rates. In addition, we remain positive about the Healthcare Sector where earnings predictability and new product flow are overcoming the negative impact of the stronger dollar. Finally, despite lower energy prices in the first quarter we remain positive about the investment characteristics of the Energy group particularly the group's strong cash flow.

         Our perspective on the economy and the market for the next several months is one of cautious optimism. We believe that the current correction we are experiencing is an inevitable retrenchment we must experienced periodically for relatively brief periods within secular bull markets. While we also believe that a significant portion of the market correction has already occurred, we are mindful of 1994 and 1984 both previous periods of Fed tightening that resulted in returns to 1.3% and 6.2%, respectively, which contrasts with an annual return of 10.7% over the past seven decades. However, predicated upon the Fed's not becoming overly aggressive in its preemptive strike to avert inflation, the U.S. economy should continue with the moderate growth trend that has been in place for the past six years. This will provide a long term positive environment for corporate earnings growth which should subsequently translate into higher share prices at least in line with earnings growth rates.






ERIC M. BANHAZL                              DANIEL J. GENTER
President                                    President
RNC Mutual Fund Group, Inc.                  RNC Capital Management Co.

                                RNC EQUITY FUND

SCHEDULE OF INVESTMENTS at March 31, 1997 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 86.57%                                                            Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Aerospace: 2.28%
         400         Boeing Company..........................................................             $ 39,450
                                                                                                       -----------

                     Banking: 9.15%
       1,200         Bank of New York Corp...................................................               44,100
         500         Chase Manhattan Corp....................................................               46,813
         900         Norwest Corp............................................................               41,625
         800         Penncorp Financial Group, Inc...........................................               25,600
                                                                                                       -----------
                                                                                                           158,138
                                                                                                       -----------
                     Beverage: 2.27%
       1,200         PepsiCo, Inc............................................................               39,150
                                                                                                       -----------

                     Chemicals: 4.53%
         500         Dow Chemical Company....................................................               40,000
       1,000         Monsanto Company........................................................               38,250
                                                                                                       -----------
                                                                                                            78,250
                                                                                                       -----------
                     Computer & Peripherals: 4.63%
         600         Hewlett-Packard Company.................................................               31,950
         350         International Business Machines Corp....................................               48,081
                                                                                                       -----------
                                                                                                            80,031
                                                                                                       -----------
                     Computer Software & Services: 3.59%
         500         Avnet Inc...............................................................               28,188
       1,000         First Data Corp.........................................................               33,875
                                                                                                       -----------
                                                                                                            62,063
                                                                                                       -----------
                     Consumer Products: 6.17%
         600         CPC International, Inc..................................................               49,200
         500         Proctor & Gamble Company................................................               57,500
                                                                                                       -----------
                                                                                                           106,700
                                                                                                       -----------
                     Diversified: 2.87%
         500         General Electric Company................................................               49,625
                                                                                                       -----------

                     Drugs: 11.07%
         700         Johnson & Johnson Company...............................................               37,012
         250         Merck & Company, Inc....................................................               21,062

See accompanying notes to financial statements.

                                RNC EQUITY FUND

SCHEDULE OF INVESTMENTS at March 31, 1997 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Drugs, continued
         500         Pfizer, Inc.............................................................             $ 42,062
       1,200         Pharmacia & Upjohn, Inc.................................................               43,950
         650         Schering-Plough Corp....................................................               47,288
                                                                                                       -----------
                                                                                                           191,374
                                                                                                       -----------
                     Entertainment: 2.96%
         700         The Walt Disney Company.................................................               51,100
                                                                                                       -----------

                     Financial Services: 2.77%
       1,000         Travelers, Inc..........................................................               47,875
                                                                                                       -----------

                     Insurance: 5.12%
         600         ITT Hartford Group......................................................               43,275
         400         Marsh & McLennan Companies..............................................               45,300
                                                                                                       -----------
                                                                                                            88,575
                                                                                                       -----------
                     Medical Services: 2.14%
       1,100         Columbia HCA Healthcare Corp............................................               36,987
                                                                                                       -----------

                     Miscellaneous: 1.81%
       1,400         ITT Industries, Inc.....................................................               31,325
                                                                                                       -----------

                     Oil Services: 2.74%
         700         Halliburton Company.....................................................               47,425
                                                                                                       -----------

                     Petroleum: 5.99%
         700         Chevron Corp............................................................               48,738
         500         Texaco, Inc.............................................................               54,750
                                                                                                       -----------
                                                                                                           103,488
                                                                                                       -----------
                     Recreational: 2.78%
       1,300         Carnival Corp., Class A.................................................               48,100
                                                                                                       -----------

                     Restaurants: 1.64%
         600         McDonald's Corp.........................................................               28,350
                                                                                                       -----------

See accompanying notes to financial statements.
4

                                RNC EQUITY FUND

SCHEDULE OF INVESTMENTS at March 31, 1997 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Retail: 4.88%
       1,000         Avon Products, Inc......................................................             $ 52,500
         700         May Department Stores Company...........................................               31,850
                                                                                                       -----------
                                                                                                            84,350
                                                                                                       -----------
                     Telecommunications Services: 4.36%
         900         Bellsouth Corp..........................................................               38,025
         800         GTE Corp................................................................               37,300
                                                                                                       -----------
                                                                                                            75,325
                                                                                                       -----------
                     Utilities: 2.82%
         900         PPG Industries..........................................................               48,600
                                                                                                       -----------

                     Total Common Stocks (cost $1,508,066)...................................            1,496,281
                                                                                                       -----------

   Principle         REPURCHASE AGREEMENT: 11.40%
------------------------------------------------------------------------------------------------------------------------------------
    $197,000         Star Bank Repurchase Agreement, 5.00%, dated 3/31/97,
                     collateralized by $215,000 GNMA, 6.50%, due 1/20/24,
                     (proceeds $197,027) (cost $197,000).....................................              197,000
                                                                                                       -----------

                     Total investments (cost $1,705,066+): 97.97%............................            1,693,281
                     Other assets less liabilities: 2.03%....................................               35,140
                                                                                                       -----------
                     Net assets: 100.00%.....................................................          $ 1,728,421
                                                                                                       ===========

+Cost for Federal income tax purposes is the same.

Net unrealized depreciation consists of:
           Gross unrealized appreciation.....................................................             $ 32,327
           Gross unrealized depreciation.....................................................              (44,112)
                                                                                                       -----------
                     Net unrealized depreciation.............................................            $ (11,785)
                                                                                                       ===========

See accompanying notes to financial statements.

                                RNC EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES - March 31, 1997 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
      Investments in securities, at value (cost of $1,705,066)...............................           $1,693,281
      Cash...................................................................................                  968
      Receivables:
            Fund shares sold.................................................................               39,436
            Dividends and interest...........................................................                2,183
      Deferred organization costs, net.......................................................               35,795
      Other assets...........................................................................               14,521
                                                                                                       -----------
                  Total Assets...............................................................            1,786,184
                                                                                                       -----------

LIABILITIES
      Due to Advisor.........................................................................               40,485
      Accrued 12b-1 expenses.................................................................                  915
      Other accrued expenses.................................................................               16,363
                                                                                                       -----------
                  Total Liabilities..........................................................               57,763
                                                                                                       -----------

NET ASSETS ..................................................................................           $1,728,421
                                                                                                       ===========

      Net   asset   value,    offering   and   redemption    price   per   share
            ($1,728,421/140,745 shares outstanding; 500,000,000 shares
            authorized with $0.01 par value).................................................               $12.28
                                                                                                       ===========


SOURCES OF NET ASSETS
      Paid in capital........................................................................           $1,748,305
      Accumulated net investment income......................................................                1,402
      Accumulated net realized loss on investments...........................................               (9,501)
      Net unrealized depreciation of investments.............................................              (11,785)
                                                                                                       -----------
                  Net Assets.................................................................           $1,728,421
                                                                                                       ===========

See accompanying notes to financial statements.
6

                                RNC EQUITY FUND

STATEMENT OF OPERATIONS
For the Period November 1, 1996* through March 31, 1997 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Income:
            Dividends........................................................................              $ 6,991
            Interest.........................................................................                2,113
                                                                                                       -----------
                  Total investment income....................................................                9,104
                                                                                                       -----------

      Expenses:
            Administration fees (Note 3).....................................................               16,439
            Professional fees................................................................                6,961
            Audit fees.......................................................................                5,754
            Fund accounting expense..........................................................                5,291
            Advisor's fees (Note 3)..........................................................                4,656
            Transfer agent fees..............................................................                3,945
            Amortization of deferred organizational costs (Note 2-D).........................                3,206
            Director's fees..................................................................                2,280
            Custodian expense................................................................                2,090
            Registration expense.............................................................                1,233
            Shareholders' Rule 12b-1 expense (Note 5)........................................                1,159
            Printing expenses................................................................                1,128
            Insurance fees...................................................................                  267
            Miscellaneous expenses...........................................................                1,111
                                                                                                       -----------
                  Total expenses.............................................................               55,520
                  Less, expenses waived and reimbursed.......................................              (47,818)
                                                                                                       -----------
                  Net expenses...............................................................                7,702
                                                                                                       -----------

                  Net investment income......................................................                1,402

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
      Net realized loss on investments.......................................................               (9,501)
      Net change in unrealized depreciation on investments...................................              (11,785)
                                                                                                       -----------
                  Net realized and unrealized loss on investments............................              (21,286)
                                                                                                       -----------

                  Net decrease in net assets resulting from operations.......................            $ (19,884)
                                                                                                       ===========

*Commencement of operations.

See accompanying notes to financial statements.

                                RNC EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            November 1, 1996*
                                                                                                 through
                                                                                             March 31, 1997#
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations:
      Net investment income.............................................................           $ 1,402
      Realized loss on investments......................................................            (9,501)
      Net change in unrealized depreciation of investments..............................           (11,785)
                                                                                                -----------
      Net decrease in net assets resulting from operations..............................           (19,884)
                                                                                                -----------

CAPITAL SHARE TRANSACTIONS
      Proceeds from shares sold.........................................................         1,836,173
      Cost of shares redeemed...........................................................           (87,868)
                                                                                                -----------
      Net increase from capital share transactions......................................         1,748,305
                                                                                                -----------

            Total increase in net assets................................................         1,728,421

NET ASSETS
Beginning of the period.................................................................               -0-
                                                                                                -----------

End of period (including undistributed net investment income of $1,402).................        $1,728,421
                                                                                                ===========

CHANGE IN SHARES
Shares sold ............................................................................           147,429
Shares redeemed.........................................................................            (6,684)
                                                                                                -----------
Net increase............................................................................           140,745
                                                                                                ===========

*Commencement of operations.

#Unaudited.

See accompanying notes to financial statements.

                                RNC EQUITY FUND

FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               November 1, 1996*
                                                                                                    through
                                                                                                March 31, 1997#
------------------------------------------------------------------------------------------------------------------------------------
Net asset at beginning of period..........................................................          $12.00
                                                                                                    ------

Income from investment operations:
      Net investment income...............................................................             .01
      Net realized and unrealized gain on investments.....................................             .27
                                                                                                    ------
Total from investment operations..........................................................             .28

Net asset value at end of period..........................................................          $12.28
                                                                                                    ======

Total return..............................................................................            2.33%+

Ratios/supplemental data:

Net assets, end of period (000 omitted)...................................................          $1,728

Ratio of expenses to average net assets:
      Before expense reimbursement........................................................           11.57%++
      After expense reimbursement.........................................................            1.65%++

Ratio of net investment income to average net assets:
      Net of expense reimbursement........................................................            6.10%++

Portfolio turnover rate...................................................................              35%

Average commission rate paid..............................................................          $.1828

*Commencement of operations.

#Unaudited.

+Not Annualized.

++Annualized.
See accompanying notes to financial statements.

                                RNC EQUITY FUND

NOTES TO FINANCIAL STATEMENTS - March 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

1.    ORGANIZATION

         The RNC Equity Fund (the "Fund"), is a series of the RNC Mutual Fund Group, Inc., which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund began operations on November 1, 1996. The investment objective of the Fund is to seek above-average total return consistent with reasonable risk. The Fund seeks to achieve its objective by investing primarily in equity securities. The Fund is a diversified series of the RNC Mutual Fund Group, Inc. (the "Company").

2.    SIGNIFICANT ACCOUNTING POLICIES

         The  following  is  a  summary  of  significant   accounting   policies
consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

         A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sale price at the close of regular trading on the last business day of the period; securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Directors. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

                           U.S.  Government  securities  with  less than 60 days
                  remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60 day period that this amortized cost basis does not represent fair value.

                           Short-term portfolio securities (those with less than
                  60 days to maturity) are value using the amortized cost method, which approximates market.

         B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

         C. Security Transactions, Dividends and Distributions. As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

         D. Deferred Organization Costs. The Fund has incurred expenses of $39,000 in connection with the organization of the Fund. These costs have been deferred and are being amortized on a straight line basis over a period of sixty months from the date the Fund commenced investment operations.

         E. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported

                                RNC EQUITY FUND

--------------------------------------------------------------------------------

                  amount of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

3.    INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

         For the period ended March 31, 1997, RNC Capital Management Co. (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and most personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% based upon the average daily assets of the Fund. For the period ended March 31, 1997, the Fund incurred $4,656 in advisory fees.

         The Fund is responsible for its own operating expenses. The Advisor may reduce its fees or make reimbursement to the Fund at any time in order to reduce the Fund's expenses. Any such reductions made by the Advisor in its fees or payments or reimbursement of expenses which are the Fund's obligation are subject to reimbursement by the Fund provided the Fund is able to effect such reimbursement and remain in compliance with applicable laws. During the period ended March 31, 1997 the Advisor reimbursed the Fund $47,818 in fees and expenses.

         Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the directors; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following rate:

               Under $40 million      $40,000
               $40 to $100 million    0.10% of average net assets
               $100 to $200 million   0.05% of average net assets
               over $200 million      0.03% of average net assets

         First Fund Distributors, Inc. (The "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

         Certain officers and Directors of the Trust are officers and/or directors of the Administrator and Distributor.

4.    PURCHASES AND SALES OF SECURITIES

         Purchases and sales of securities, other than short-term investments, for the period ended March 31, 1997 were $1,940,513 and $421,447, respectively.

5.    SHAREHOLDERS RULE 12b-1 PLAN

         The Fund has adopted a Shareholder Rule 12b-1 Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Distribution Coordinator appointed by the Board at an annual rate of 0.25% of its average daily net assets of the Fund. The Fund incurred $1,169 in Plan expenses for the period ended March 31, 1997.

                                                                                               RNC EQUITY
                                                                                                  FUND
                              ADVISER                                                         SEMI-ANNUAL
                     RNC Capital Management Co.                                                  REPORT
                      11601 Wilshire Boulevard
                             25th Floor
                   Los Angeles, California 90025


                             CUSTODIAN
                          Star Bank, N. A.
                         425 Walnut Street
                       Cincinnati, Ohio 45202


                           TRANSFER AGENT
                    American Data Services, Inc.
                  24 West Carver Street, 2nd Floor
                     Huntington, New York 11743


                           LEGAL COUNSEL
                 Heller, Ehrman, White & McAuliffe
                          333 Bush Street                                                         RNC
                  San Francisco, California 94104

                                                                                              MUTUAL FUND
                              AUDITORS                                                        GROUP, INC.
                        Tait, Weller & Baker
                       Two Penn Center Plaza
                       Philadelphia, PA 19102





                                                                                            March 31, 1997